Acquisition (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Schedule of Purchase Consideration to the Acquisition-Date Fair Value of the Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase consideration to the acquisition-date fair value of the assets acquired and liabilities assumed (in thousands):

Ⅰ. Total purchase consideration	$64,283
Ⅱ. Identifiable Assets and liabilities, net	28,157
Cash and cash equivalents	2,714
Accounts receivable	4,409
Prepaid expenses, and other assets	164
Intangible assets	36,987
Property and equipment	255
Right-of-use assets	1,163
Deferred tax assets	188
Other non-current assets	193
Accounts payable and other payables	(3,930)
Income taxes payable	(2,350)
Current lease liabilities	(1,232)
Other current liabilities	(516)
Deferred tax liabilities	(9,888)
Ⅲ. Goodwill (Ⅰ-Ⅱ)	$36,126